Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Sales and operating revenue:
Net sales	¥ 6,443,328	¥ 6,949,357	¥ 7,035,537
Financial services revenue	1,080,284	1,066,319	1,077,604
Other operating revenue	79,638	90,036	102,739
Sales and operating revenue, Total	7,603,250	8,105,712	8,215,880
Costs and expenses:
Cost of sales	4,753,010	5,166,894	5,275,144
Selling, general and administrative	1,505,956	1,691,930	1,811,461
Financial services expenses	910,144	907,758	882,990
Other operating expense, net	149,001	47,171	181,658
Costs and Expenses, Total	7,318,111	7,813,753	8,151,253
Equity in net income of affiliated companies	3,563	2,238	3,921
Operating income	288,702	294,197	68,548
Other income:
Interest and dividends	11,459	12,455	12,887
Gain on sale of securities investments, net	225	52,068	8,714
Other	2,734	2,326	3,475
Other income, Total	14,418	66,849	25,076
Other expenses:
Interest	14,544	25,286	23,600
Loss on devaluation of securities investments	7,629	3,309	852
Foreign exchange loss, net	22,181	20,565	20,533
Other	7,147	7,382	8,910
Other expenses, Total	51,501	56,542	53,895
Income before income taxes	251,619	304,504	39,729
Income taxes:
Current	100,260	94,578	80,751
Deferred	23,798	211	7,982
Income tax expense, Total	124,058	94,789	88,733
Net income (loss)	127,561	209,715	(49,004)
Less - Net income attributable to noncontrolling interests	54,272	61,924	76,976
Net income (loss) attributable to Sony Corporation's stockholders	¥ 73,289	¥ 147,791	¥ (125,980)
Net income (loss) attributable to Sony Corporation's stockholders per share
- Basic	¥ 58.07	¥ 119.40	¥ (113.04)
- Diluted	56.89	117.49	¥ (113.04)
Cash dividends	¥ 20.00	¥ 20.00